SCHEDULE OF DUE DATE ACCOUNTS RECEIVABLE - NON CURRENT (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 598,851	$ 517,810
One and Two Years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	262,346	336,519
Two and Three Years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	122,525	56,542
Three and Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	17,479	4,568
Greater Than 4 Years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 196,501	$ 120,181